UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2008

Date of reporting period:	MARCH 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2008
(Unaudited)
Fair
Shares	Common Stocks	Value

	Automotive Components 1.61%
33,556	Rush Enterprises, Inc. - Class A	$531,535

	Biotechnology 4.82%
89,575	Combinatorx, Inc.	308,138
59,429	Medivation, Inc.	845,675
18,160	Opexa Therapeutics, Inc.	27,058
40,000	Sangamo BioSciences, Inc.	406,400
43,151	Tapestry Pharmaceuticals, Inc.	2,373
		1,589,644

	Building Materials 0.02%
300	WFI Industries, Ltd. (Canada)	6,427

	Business Services 0.00%
15,600	UTIX Group, Inc.	780

	Capital Equipment 1.45%
29,790	Mfri, Inc.	479,023

	Casino - Services 0.52%
109,560	Full House Resorts, Inc.	172,009

	Chemicals 2.00%
42,717	KMG Chemicals, Inc.	659,123

	Communication Equipment - Software 1.42%
1,424,157	ION Networks, Inc.	49,845
53,573	PC-Tel, Inc.	364,296
9,991	RIT Technologies, Ltd. (Israel)	7,593
406,332	Vertical Communications, Inc.	46,728
		468,462

	Communication Products - Equipment 0.97%
89,893	Centillium Communications, Inc.	59,329
173,207	NMS Communications Corporation	259,810
		319,139

	Computer Services - Software 13.60%
58,633	Acorn Factor, Inc.	275,575
105,621	ClickSoftware Technologies, Ltd. (Israel)	309,469
52,347	Constant Contact, Inc.	757,985
18,760	CryptoLogic, Inc. (Canada)	297,534
302,600	Excapsa Software, Inc. (Canada) (Illiquid)	69,114
430,000	Interplay Entertainment Corporation	31,175
36,698	LocatePlus Holdings Corporation (Restricted)	2,018

See the accompanying Notes to the Financial Statements.

	2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2008
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Computer Services - Software (Continued)
843,946	Motive, Inc.	$1,282,798
121,127	Openwave Systems, Inc.	296,761
9,130	Phoenix Technologies, Ltd.	142,976
110,505	Primal Solutions, Inc.	3,315
93,175	SumTotal Systems, Inc.	388,540
33,891	SupportSoft, Inc.	111,840
36,983	Trident Microsystems, Inc.	190,277
57,021	Unify Corporation	331,860
		4,491,237

	Computer Systems 1.98%
76,108	Adept Technology, Inc.	654,529

	Consumer Products 0.08%
138,952	Varsity Group, Inc.	27,651

	Diagnostics 0.25%
102,792	Curagen Corporation	82,233

	Educational Products - Services 1.73%
65,676	China Education Alliance, Inc.	139,890
94,000	ChinaCast Education Corporation (China)	431,460
		571,350

	Electronic Components 1.41%
137,082	American Technology Corporation	300,209
11,561	Frequency Electronics, Inc.	89,944
73,125	Interlink Electronics, Inc.	73,856
58,116	Tvia, Inc.	1,743
		465,752

	Electronic - Display 0.00%
993,474	E Ink Corporation (Illiquid)	-

	Electronic Equipment 1.39%
198,705	Iteris, Inc.	459,008

	Electronic Instruments 3.41%
54,428	Image Sensing Systems, Inc.	669,464
38,723	PowerSecure International, Inc.	455,770
		1,125,234

	Electronic Semiconductor 1.28%
140,445	Kopin Corporation	373,584
79,830	PSi Technologies Holdings, Inc. (Philippines)	47,898
		421,482

See the accompanying Notes to the Financial Statements.

	3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2008
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Energy - Miscellaneous 0.15%
11,655	Environmental Power Corporation	$48,368

	Energy - Services 0.47%
35,750	Renegy Holdings, Inc.	153,725

	Energy - Technology 2.74%
426,857	Capstone Turbine Corporation	904,937

	Environmental Services 1.46%
1,175,600	PDG Environmental, Inc.	481,996

	Financial Services - Miscellaneous 1.40%
9,094	ASTA Funding, Inc.	126,679
14,085	Marlin Business Services Corp.	106,201
43,556	MicroFinancial Incorporated	227,798
		460,678

	Food 0.09%
2,910	Zhongpin, Inc. (China)	28,314

	Healthcare - Specialized Products & Services 2.10%
120,790	Alpha Pro Tech Ltd.	142,532
33,366	Alphatec Holdings, Inc.	167,497
39,526	American Dental Partners, Inc.	382,216
		692,245

	Housing - Construction 0.67%
73,590	Modtech Holdings, Inc.	20,605
55,043	U.S. Home Systems, Inc.	199,806
		220,411

	Information Services 1.19%
438,015	Pfsweb, Inc.	394,213

	Insurance 3.46%
86,153	AmCOMP, Inc.	1,052,790
20,614	Specialty Underwriters' Alliance, Inc.	87,816
		1,140,606

	Internet Commerce 0.13%
54,375	Youbet.com, Inc.	44,044

	Medical Devices & Equipment 6.24%
50,602	Natus Medical Incorporated	918,426
111,147	Orthovita, Inc.	286,759
104,522	Precision Optics Corporation, Inc.	16,984
19,028	RTI Biologics, Inc.	179,815

See the accompanying Notes to the Financial Statements.

	4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2008
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Medical Devices & Equipment (Continued)
99,218	Sonic Innovations, Inc.	$479,223
175,068	World Heart Corporation (Canada)	178,570
		2,059,777

	Medical Instruments 0.03%
27,790	Caprius, Inc.	11,394

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

	Online Services 0.61%
17,230	The Knot, Inc.	202,452

	Optical Recognition Equipment 0.11%
15,000	VeriChip Corporation	36,000

	Paper - Packaging 0.03%
47,850	Chase Packaging Corporation	9,570

	Practice Management 0.85%
28,738	IntegraMed America, Inc.	281,345

	Restaurant 0.45%
96,666	Buca, Inc.	62,833
28,068	Monterey Gourmet Foods, Inc.	85,888
		148,721

	Retail 1.04%
66,683	Bakers Footwear Group, Inc.	132,032
1,050	Dover Saddlery, Inc.	5,449
47,311	Heelys, Inc.	202,964
33,737	Odimo Incorporated	1,687
		342,132

	Security Equipment 1.02%
75,011	ICX Technologies, Inc.	337,549

	Semiconductor 2.90%
85,422	CEVA, Inc.	653,478
232,900	NeoMagic Corporation	302,770
		956,248

	Semiconductor Equipment 5.47%
217,779	FSI International, Inc.	289,646
55,321	HI/FN, Inc.	282,137
27,152	Integral Vision, Inc.	3,530
109,215	Nova Measuring Instruments, Ltd. (Israel)	230,444

See the accompanying Notes to the Financial Statements.

	5

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2008
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Semiconductor Equipment (Continued)
56,274	Tegal Corporation	$280,245
73,424	Ultra Clean Holdings, Inc.	719,555
		1,805,557

	Services 3.85%
49,337	Collectors Universe, Inc.	512,611
51,953	Internet Brands, Inc.	382,893
46,303	OPNET Technologies, Inc.	376,906
		1,272,410

	Specialty Pharmaceuticals 0.39%
37,500	Barrier Therapeutics, Inc.	127,875

	Technology - Miscellaneous 4.66%
108,445	iPass, Inc.	327,504
117,051	Intermap Technologies Corp. (Canada)	636,277
78,000	Scopus Video Network, Ltd. (Israel)	325,260
68,910	Vuance, Ltd. (Israel)	248,077
		1,537,118

	Telecom Equipment 1.08%
66,921	COMARCO, Inc.	249,615
189,908	Peco II, Inc.	108,247
		357,862

	Telecom Services 1.71%
69,076	Multiband Corporation	153,349
69,810	WPCS International Incorporated	411,181
		564,530

	Telecommunications 0.64%
324,418	Emrise Corporation	210,872

	Therapeutics 1.41%
125,000	Pharmacopeia Drug Discovery, Inc.	460,000
1,541	Questcor Pharmaceuticals, Inc.	6,349
		466,349

	Toys 0.00%
978	Corgi International, Ltd. (China) (ADR)	1,546

	Transportation 0.00%
113	Velocity Express Corporation	153

	Vitamins 2.96%
71,682	Omega Protein Corporation	978,459

	Total Common Stocks 87.25% (cost $34,152,735)	28,802,074

See the accompanying Notes to the Financial Statements.

	6

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2008
(Unaudited)
Fair
Shares	Preferred Stocks	Value

	Business Services 0.04%
24	UTIX Group, Inc. convertible	$9,231
57,698	UTIX Group, Inc. convertible (Restricted)	3,000
		12,231

	Communications Equipment - Software 0.07%
100	Vertical Communications, Inc. convertible	21,698

	Data Security 0.77%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	254,668

	Electronic - Display 1.09%
549,484	E Ink Corporation Series A (Illiquid)	241,773
904,490	E Ink Corporation Series B (Illiquid)	118,193
		359,966

	Food 1.17%
39,840	Zhongpin, Inc. convertible (China)	387,643

	Medical Instruments 0.16%
1,612	Caprius, Inc. convertible	12,831
468	Caprius, Inc. convertible (Restricted)	40,401
		53,232

	Total Preferred Stocks 3.30% (cost $1,034,792)	1,089,438

Principal		Fair
Amount	Corporate Debt	Value

	Computer Services - Software 0.35%
$ 11,000	Primal Solutions, Inc. 10% convertible, due 12/31/09	$11,000
$ 41,716	Unify Corporation 11.25% convertible, due 10/31/10	48,557
$ 14,275	Unify Corporation 11.25% convertible, due 10/31/11	16,615
$ 40,000	Unify Corporation Revolving Credit 10.5%, due 10/31/10	40,000
		116,172

	Consumer Products 0.37%
$ 120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Electronic Components 0.23%
$ 78,000	Interlink Electronics, Inc. 8% convertible, due 7/19/10 (Restricted)	78,000

	Technology - Miscellaneous 0.10%
$ 33,000	Vuance, Ltd. 8% convertible, due 11/19/09 (Israel)	33,000

	Total Corporate Debt 1.05% (cost $338,877)	348,058

See the accompanying Notes to the Financial Statements.

	7

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2008
(Unaudited)
Fair
Warrants	Warrants	Value

	Biotechnology 0.05%
96,038	La Jolla Pharmaceutical Company 12/14/10	$5,762
3,847	Metabasis Therapeutics, Inc. 9/30/10	1,423
142,000	Opexa Therapeutics, Inc. 4/13/11	8,520
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	3,000
		18,705

	Building Materials 0.07%
200,000	American Mold Guard, Inc. Class A 4/26/11	12,000
200,000	American Mold Guard, Inc. Class B 4/26/11	12,000
		24,000

	Business Services 0.01%
1,500,000	UTIX Group, Inc. 1/13/11	2,250
1,731	UTIX Group, Inc. 11/9/11 (Restricted)	-
6,924	UTIX Group, Inc. 9/28/12 (Restricted)	-
6,924	UTIX Group, Inc. 11/15/12 (Restricted)	-
		2,250

	Communication Equipment - Software 0.01%
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
9,523	Vertical Communications, Inc. 9/28/15	1,047
94,340	Vertical Communications, Inc. 12/1/16 (Restricted)	-
		1,047

	Computer Services - Software 0.21%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11	506
74,914	Unify Corporation 4/26/09	23,972
53,600	Unify Corporation 10/31/12	46,632
		71,110

	Computer Systems 0.21%
134,321	Adept Technology, Inc. 11/18/08	72,533

	Consumer Products 0.01%
5,713	Rockford Corporation 6/11/09	2,399

	Electronic Components 0.09%
14,450	American Technology Corporation 7/18/09	5,057
32,422	American Technology Corporation 8/6/10	21,074
30,952	Interlink Electronics, Inc. 7/19/12 (Restricted)	4,333
		30,464

	Electronic Equipment 0.02%
11,246	Iteris, Inc. B 9/28/11	5,848

See the accompanying Notes to the Financial Statements.

	8

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2008
(Unaudited)
Fair
Warrants	Warrants (Continued)	Value

	Energy - Technology 0.75%
10,692	Arotech Corporation 6/30/08	$-
4,680	Arotech Corporation 12/31/08	-
175,438	Capstone Turbine Corporation 1/23/12	199,999
80,000	Quantum Fuel Systems Technologies Worldwide, Inc. 12/22/12	28,800
34,146	Quantum Fuel Systems Technologies Worldwide, Inc. 4/27/14	21,853
		250,652

	Food 0.41%
25,683	Zhongpin, Inc. 1/30/11	138,635

	Medical Devices & Equipment 0.00%
9,210	Orthovita, Inc. 6/26/08	276
536,190	World Heart Corporation 9/22/08 (Canada)	-
		276

	Medical Instruments 0.03%
222,320	Caprius, Inc. 2/15/10	8,337
4,477	Caprius, Inc. 2/16/11	895
31,250	Caprius, Inc. 2/27/12 (Restricted)	-
14,750	Caprius, Inc. 12/5/12 (Restricted)	-
		9,232

	Semiconductor Equipment 0.06%
60,250	Tegal Corporation 7/14/10	3,012
270,793	Tegal Corporation 9/19/10	16,248
		19,260

	Technology - Miscellaneous 0.05%
90,990	Vuance, Ltd. 12/9/10 (Israel)	16,378
8,250	Vuance, Ltd. 11/19/11 (Israel)	1,402
		17,780

	Telecom Services 0.11%
12,152	GoAmerica, Inc. 12/19/08	7
705,171	WPCS International Incorporated 11/16/09	35,258
		35,265

	Telecommunications 0.00%
6,431	Q Comm International, Inc. 6/24/08	32

	Therapeutics 0.01%
12,868	Critical Therapeutics, Inc. 6/6/10	147
47,506	Memory Pharmaceuticals Corp. 9/22/10	3,825
		3,972

	Total Warrants 2.13% (cost $12,762)	703,460

	TOTAL INVESTMENTS 93.73% (cost $35,539,166)	$30,943,030

See the accompanying Notes to the Financial Statements.

	9

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2008
(Unaudited)
Fair
Shares	Securities Sold Short	Value

	Food 0.25%
4,340	Imperial Sugar Co.	$81,679

	Medical Instruments 0.47%
8,445	Conceptus, Inc.	156,739

	TOTAL SECURITIES SOLD SHORT 0.72% (proceeds $224,147)	$238,418

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for ASTA Funding, Inc., Collectors
	Universe, Inc., Interlink Electronics, Inc., KMG Chemicals, Inc., MicroFinancial
	Incorporated, Primal Solutions, Inc., Rockford Corporation, Unify Corporation,
	Vertical Communications, Inc., Vuance, Ltd. and WFI Industries, Ltd.

See the accompanying Notes to the Financial Statements.

	10

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2008
(Unaudited)
% of
Partners'
Industry Concentration	Total	Capital
Automotive Components	$ 531,535	1.61
Biotechnology	1,608,349	4.87
Building Materials	30,427	0.09
Business Services	15,261	0.05
Capital Equipment	479,023	1.45
Casino - Services	172,009	0.52
Chemicals	659,123	2.00
Communication Equipment - Software	491,207	1.49
Communication Products - Equipment	319,139	0.97
Computer Services - Software	4,678,519	14.17
Computer Systems	727,062	2.20
Consumer Products	150,936	0.46
Data Security	254,668	0.77
Diagnostics	82,233	0.25
Educational Products - Services	571,350	1.73
Electronic Components	574,216	1.74
Electronic - Display	359,966	1.09
Electronic Equipment	464,856	1.41
Electronic Instruments	1,125,234	3.41
Electronic Semiconductor	421,482	1.28
Energy - Miscellaneous	48,368	0.15
Energy - Services	153,725	0.47
Energy - Technology	1,155,589	3.50
Environmental Services	481,996	1.46
Financial Services	460,678	1.40
Food	472,913	1.43
Healthcare - Specialized Products & Services	692,245	2.10
Housing - Construction	220,411	0.67
Information Services	394,213	1.19
Insurance	1,140,606	3.46
Internet Commerce	44,044	0.13
Medical Devices & Equipment	2,060,053	6.24
Medical Instruments	(82,881)	(0.25)
Oil Equipment	-	0.00
Online Services	202,452	0.61
Optical Recognition Equipment	36,000	0.11
Paper - Packaging	9,570	0.03
Practice Management	281,345	0.85
Restaurant	148,721	0.45

See the accompanying Notes to the Financial Statements.
11

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2008
(Unaudited)
% of
Partners'
Industry Concentration (Continued)	Total	Capital
Retail	$ 342,132	1.04
Security Equipment	337,549	1.02
Semiconductor	956,248	2.90
Semiconductor Equipment	1,824,817	5.53
Services	1,272,410	3.85
Specialty Pharmaceuticals	127,875	0.39
Technology - Miscellaneous	1,587,898	4.81
Telecom Equipment	357,862	1.08
Telecom Services	599,795	1.82
Telecommunications	210,904	0.64
Therapeutics	470,321	1.42
Toys	1,546	0.00
Transportation	153	0.00
Vitamins	978,459	2.96
TOTAL PORTFOLIO	$ 30,704,612	93.01%

See the accompanying Notes to the Financial Statements
12

Item 2.                                Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.                                Exhibits

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date:  May 28, 2008

By:              __/s/Rose M. Carling  ______________
Rose M. Carling, Principal Financial Officer

Date:  May 28, 2008